Details to the consolidated cash flow statements (Details 5) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement [line items]
Net cash flows	$ (879)	$ (567)	$ (9,957)
Acquisitions
Statement [line items]
Net assets recognized as a result of acquistions of businesses	(1,077)	(735)	(10,173)
Fair value of previously held equity interests	21	42	7
Contingent consideration payables, net	205	59	98
Payments, deferred consideration and other adjustments, net	(13)	1	62
Net cash flows	(864)	(633)	(10,006)
Divestments
Statement [line items]
Net cash flows	(15)	66	$ 49
Non-current assets divested	132
Net cash inflows from divestment	(5)	(52)
Current assets divested	113
Cash and cash equivalents in subsidiary or businesses acquired or disposed	71
Deferred sale price and other adjustments	41
Cash outflows due to derecognized cash and cash equivalents	20
Non-current and current liabilities divested	72
Net identifiable assets of divested business	$ 173
Divestments | Intangible assets and goodwill [member]
Statement [line items]
Net cash inflows from divestment		$ (14)